FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity price sensitivity and hedging (Details)	Dec. 31, 2020 ZAR (R) oz kg R / kg $ / oz	Jul. 06, 2020 oz	Jul. 06, 2020 kg	Jul. 06, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Oct. 21, 2019 R / oz	Oct. 21, 2019 ZAR (R)	Apr. 11, 2019 oz	Apr. 11, 2019 kg	Apr. 11, 2019 $ / oz	Dec. 31, 2018 ZAR (R)
Foreign currency sensitivity analysis
Quantity of hedged instrument		52,185.2	1,623.1					105,906	3,294
Average Price						17,371	17,371
Contracts amount | R	R 6,042,600,000				R 3,836,200,000						R 6,317,300,000
Minimum
Foreign currency sensitivity analysis
Average Price				27,700						1,200
Maximum
Foreign currency sensitivity analysis
Average Price				33,386						1,323
Gold
Foreign currency sensitivity analysis
Quantity of hedged instrument | kg	1,800
Gold | Minimum
Foreign currency sensitivity analysis
Average Price | R / kg	800,000
Gold | Maximum
Foreign currency sensitivity analysis
Average Price | R / kg	1,080,000
Palladium
Foreign currency sensitivity analysis
Quantity of hedged instrument | oz	240,000
Palladium | Minimum
Foreign currency sensitivity analysis
Average Price | $ / oz	1,500
Palladium | Maximum
Foreign currency sensitivity analysis
Average Price | $ / oz	3,400
Commodity price risk | Gold
Foreign currency sensitivity analysis
Quantity of hedged instrument | kg	450
Commodity price risk | Gold | Minimum
Foreign currency sensitivity analysis
Average Price | R / kg	800,000
Commodity price risk | Gold | Maximum
Foreign currency sensitivity analysis
Average Price | R / kg	1,080,000
Commodity price risk | Palladium
Foreign currency sensitivity analysis
Quantity of hedged instrument | oz	130,000
Commodity price risk | Palladium | Minimum
Foreign currency sensitivity analysis
Average Price | $ / oz	1,500
Commodity price risk | Palladium | Maximum
Foreign currency sensitivity analysis
Average Price | $ / oz	3,400
Futures contract | Commodity price risk
Foreign currency sensitivity analysis
Contracts amount | R	R 0				R 0